OTHER EQUITY AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2019
Other reserves [abstract]
Disclosure Of Detailed Information About Other Reserves [Table Text Block]

	2019	2018
	US$’000	US$’000

Treasury share s	(1,993)	-
Share compensation reserve	4,520	1,364
Hedging reserve	173	(867)
Translation reserve	(2,522)	(3,283)
Merger reserve	(18,354)	(18,354)
	(18,176)	(21,140)

Disclosure Of Treasury Shares Explanatory [Table Text Block]	Treasury share s
	Number of shares	Treasury Share
		US$’000

Balance at 1 January 2018 and 2019	-	-
Acquisition of shares	299,641	1,993
Balance at 31 December 2019	299,641	1,993

Disclosure Of Detailed Information About Share Option Reserves [Table Text Block]	Share compensation reserve
	2019	2018
	US$’000	US$’000

Balance at 1 January	1,364	-
Share-based payments expenses	3,156	1,364
Balance at 31 December	4,520	1,364

Disclosure of detailed information about share awards outstanding [Table Text Block]
Details of the share awards outstanding during the year are as follows:

	Number of share awards	Fair value at grant date

Granted during 2018, representing outstanding at 31 December 2018	743,000	US$	10.18
Forfeited during the year	(15,000)	US$	10.18
Outstanding at 31 December 2019	728,000	US$	10.18